Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST
Entity Central Index Key	0001318342
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000124376 [Member]
Shareholder Report [Line Items]
Fund Name	AAM/Insight Select Income Fund
Class Name	Class A
Trading Symbol	CPUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AAM/Insight Select Income Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome. You can also request this information by contacting us at (888) 966-9661.
Additional Information Phone Number	(888) 966-9661
Additional Information Website	https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM/Insight Select Income Fund (Class A/CPUAX)	$43	0.84%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%	[1]
Net Assets	$ 195,930,357
Holdings Count | Holding	410
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$195,930,357
Total number of portfolio holdings	410
Portfolio turnover rate as of the end of the reporting period	23%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Corporate Bonds held by the Fund.
Top Ten Holdings
United States Treasury Bond, 4.12%, 8/15/2044	2.5%
United States Treasury Bond, 4.50%, 2/15/2044	1.9%
United States Treasury Note, 4.25%, 6/30/2031	1.1%
Goldman Sachs Group, Inc., 5.05%, 7/23/2030	0.9%
Verizon Communications, Inc., 4.02%, 12/3/2029	0.8%
Bank of America Corp., 2.97%, 2/4/2033	0.8%
Verizon Communications, Inc., 3.50%, 6/28/2032	0.8%
JPMorgan Chase & Co., 5.35%, 6/1/2034	0.8%
Morgan Stanley, 6.63%, 11/1/2034	0.8%
Fortress Credit Opportunities CLO Ltd., Series 2017-9A, Class A1TR, 6.47%, 10/15/2033	0.8%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Bond, 4.12%, 8/15/2044	2.5%
United States Treasury Bond, 4.50%, 2/15/2044	1.9%
United States Treasury Note, 4.25%, 6/30/2031	1.1%
Goldman Sachs Group, Inc., 5.05%, 7/23/2030	0.9%
Verizon Communications, Inc., 4.02%, 12/3/2029	0.8%
Bank of America Corp., 2.97%, 2/4/2033	0.8%
Verizon Communications, Inc., 3.50%, 6/28/2032	0.8%
JPMorgan Chase & Co., 5.35%, 6/1/2034	0.8%
Morgan Stanley, 6.63%, 11/1/2034	0.8%
Fortress Credit Opportunities CLO Ltd., Series 2017-9A, Class A1TR, 6.47%, 10/15/2033	0.8%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000124377 [Member]
Shareholder Report [Line Items]
Fund Name	AAM/Insight Select Income Fund
Class Name	Class C
Trading Symbol	CPUCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AAM/Insight Select Income Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome. You can also request this information by contacting us at (888) 966-9661.
Additional Information Phone Number	(888) 966-9661
Additional Information Website	https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM/Insight Select Income Fund (Class C/CPUCX)	$80	1.57%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.57%	[2]
Net Assets	$ 195,930,357
Holdings Count | Holding	410
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$195,930,357
Total number of portfolio holdings	410
Portfolio turnover rate as of the end of the reporting period	23%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Corporate Bonds held by the Fund.
Top Ten Holdings
United States Treasury Bond, 4.12%, 8/15/2044	2.5%
United States Treasury Bond, 4.50%, 2/15/2044	1.9%
United States Treasury Note, 4.25%, 6/30/2031	1.1%
Goldman Sachs Group, Inc., 5.05%, 7/23/2030	0.9%
Verizon Communications, Inc., 4.02%, 12/3/2029	0.8%
Bank of America Corp., 2.97%, 2/4/2033	0.8%
Verizon Communications, Inc., 3.50%, 6/28/2032	0.8%
JPMorgan Chase & Co., 5.35%, 6/1/2034	0.8%
Morgan Stanley, 6.63%, 11/1/2034	0.8%
Fortress Credit Opportunities CLO Ltd., Series 2017-9A, Class A1TR, 6.47%, 10/15/2033	0.8%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Bond, 4.12%, 8/15/2044	2.5%
United States Treasury Bond, 4.50%, 2/15/2044	1.9%
United States Treasury Note, 4.25%, 6/30/2031	1.1%
Goldman Sachs Group, Inc., 5.05%, 7/23/2030	0.9%
Verizon Communications, Inc., 4.02%, 12/3/2029	0.8%
Bank of America Corp., 2.97%, 2/4/2033	0.8%
Verizon Communications, Inc., 3.50%, 6/28/2032	0.8%
JPMorgan Chase & Co., 5.35%, 6/1/2034	0.8%
Morgan Stanley, 6.63%, 11/1/2034	0.8%
Fortress Credit Opportunities CLO Ltd., Series 2017-9A, Class A1TR, 6.47%, 10/15/2033	0.8%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000124378 [Member]
Shareholder Report [Line Items]
Fund Name	AAM/Insight Select Income Fund
Class Name	Class I
Trading Symbol	CPUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AAM/Insight Select Income Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome. You can also request this information by contacting us at (888) 966-9661.
Additional Information Phone Number	(888) 966-9661
Additional Information Website	https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM/Insight Select Income Fund (Class I/CPUIX)	$29	0.57%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[3]
Net Assets	$ 195,930,357
Holdings Count | Holding	410
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$195,930,357
Total number of portfolio holdings	410
Portfolio turnover rate as of the end of the reporting period	23%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Corporate Bonds held by the Fund.
Top Ten Holdings
United States Treasury Bond, 4.12%, 8/15/2044	2.5%
United States Treasury Bond, 4.50%, 2/15/2044	1.9%
United States Treasury Note, 4.25%, 6/30/2031	1.1%
Goldman Sachs Group, Inc., 5.05%, 7/23/2030	0.9%
Verizon Communications, Inc., 4.02%, 12/3/2029	0.8%
Bank of America Corp., 2.97%, 2/4/2033	0.8%
Verizon Communications, Inc., 3.50%, 6/28/2032	0.8%
JPMorgan Chase & Co., 5.35%, 6/1/2034	0.8%
Morgan Stanley, 6.63%, 11/1/2034	0.8%
Fortress Credit Opportunities CLO Ltd., Series 2017-9A, Class A1TR, 6.47%, 10/15/2033	0.8%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Bond, 4.12%, 8/15/2044	2.5%
United States Treasury Bond, 4.50%, 2/15/2044	1.9%
United States Treasury Note, 4.25%, 6/30/2031	1.1%
Goldman Sachs Group, Inc., 5.05%, 7/23/2030	0.9%
Verizon Communications, Inc., 4.02%, 12/3/2029	0.8%
Bank of America Corp., 2.97%, 2/4/2033	0.8%
Verizon Communications, Inc., 3.50%, 6/28/2032	0.8%
JPMorgan Chase & Co., 5.35%, 6/1/2034	0.8%
Morgan Stanley, 6.63%, 11/1/2034	0.8%
Fortress Credit Opportunities CLO Ltd., Series 2017-9A, Class A1TR, 6.47%, 10/15/2033	0.8%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000195054 [Member]
Shareholder Report [Line Items]
Fund Name	AAM/Insight Select Income Fund
Class Name	Class Y
Trading Symbol	CPUYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AAM/Insight Select Income Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome. You can also request this information by contacting us at (888) 966-9661.
Additional Information Phone Number	(888) 966-9661
Additional Information Website	https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM/Insight Select Income Fund (Class Y/CPUYX)	$26	0.50%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[4]
Net Assets	$ 195,930,357
Holdings Count | Holding	410
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$195,930,357
Total number of portfolio holdings	410
Portfolio turnover rate as of the end of the reporting period	23%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Corporate Bonds held by the Fund.
Top Ten Holdings
United States Treasury Bond, 4.12%, 8/15/2044	2.5%
United States Treasury Bond, 4.50%, 2/15/2044	1.9%
United States Treasury Note, 4.25%, 6/30/2031	1.1%
Goldman Sachs Group, Inc., 5.05%, 7/23/2030	0.9%
Verizon Communications, Inc., 4.02%, 12/3/2029	0.8%
Bank of America Corp., 2.97%, 2/4/2033	0.8%
Verizon Communications, Inc., 3.50%, 6/28/2032	0.8%
JPMorgan Chase & Co., 5.35%, 6/1/2034	0.8%
Morgan Stanley, 6.63%, 11/1/2034	0.8%
Fortress Credit Opportunities CLO Ltd., Series 2017-9A, Class A1TR, 6.47%, 10/15/2033	0.8%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Bond, 4.12%, 8/15/2044	2.5%
United States Treasury Bond, 4.50%, 2/15/2044	1.9%
United States Treasury Note, 4.25%, 6/30/2031	1.1%
Goldman Sachs Group, Inc., 5.05%, 7/23/2030	0.9%
Verizon Communications, Inc., 4.02%, 12/3/2029	0.8%
Bank of America Corp., 2.97%, 2/4/2033	0.8%
Verizon Communications, Inc., 3.50%, 6/28/2032	0.8%
JPMorgan Chase & Co., 5.35%, 6/1/2034	0.8%
Morgan Stanley, 6.63%, 11/1/2034	0.8%
Fortress Credit Opportunities CLO Ltd., Series 2017-9A, Class A1TR, 6.47%, 10/15/2033	0.8%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000142996 [Member]
Shareholder Report [Line Items]
Fund Name	AAM/HIMCO Short Duration Fund
Class Name	Class A
Trading Symbol	ASDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AAM/HIMCO Short Duration Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamlive.com/publicsite/mutual-funds-detail-himco. You can also request this information by contacting us at (888) 966-9661.
Additional Information Phone Number	(888) 966-9661
Additional Information Website	https://www.aamlive.com/publicsite/mutual-funds-detail-himco
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM/HIMCO Short Duration Fund (Class A/ASDAX)	$43	0.84%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%	[5]
Net Assets	$ 344,822,647
Holdings Count | Holding	243
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$344,822,647
Total number of portfolio holdings	243
Portfolio turnover rate as of the end of the reporting period	19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Corporate Bonds held by the Fund.
Top Ten Holdings
United States Treasury Note, 4.62%, 9/15/2026	2.9%
United States Treasury Note, 4.37%, 11/30/2028	2.9%
United States Treasury Note, 4.25%, 3/15/2027	2.9%
United States Treasury Note, 2.75%, 2/28/2025	2.9%
United States Treasury Note, 4.13%, 9/30/2027	2.9%
United States Treasury Note, 4.25%, 2/28/2029	2.9%
United States Treasury Note, 3.50%, 9/15/2025	2.9%
United States Treasury Note, 4.00%, 2/29/2028	2.9%
United States Treasury Note, 4.00%, 1/31/2029	2.9%
United States Treasury Note, 4.00%, 7/31/2029	2.8%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note, 4.62%, 9/15/2026	2.9%
United States Treasury Note, 4.37%, 11/30/2028	2.9%
United States Treasury Note, 4.25%, 3/15/2027	2.9%
United States Treasury Note, 2.75%, 2/28/2025	2.9%
United States Treasury Note, 4.13%, 9/30/2027	2.9%
United States Treasury Note, 4.25%, 2/28/2029	2.9%
United States Treasury Note, 3.50%, 9/15/2025	2.9%
United States Treasury Note, 4.00%, 2/29/2028	2.9%
United States Treasury Note, 4.00%, 1/31/2029	2.9%
United States Treasury Note, 4.00%, 7/31/2029	2.8%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000142997 [Member]
Shareholder Report [Line Items]
Fund Name	AAM/HIMCO Short Duration Fund
Class Name	Class C
Trading Symbol	ASDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AAM/HIMCO Short Duration Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamlive.com/publicsite/mutual-funds-detail-himco. You can also request this information by contacting us at (888) 966-9661.
Additional Information Phone Number	(888) 966-9661
Additional Information Website	https://www.aamlive.com/publicsite/mutual-funds-detail-himco
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM/HIMCO Short Duration Fund (Class C/ASDCX)	$81	1.59%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.59%	[6]
Net Assets	$ 344,822,647
Holdings Count | Holding	243
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$344,822,647
Total number of portfolio holdings	243
Portfolio turnover rate as of the end of the reporting period	19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Corporate Bonds held by the Fund.
Top Ten Holdings
United States Treasury Note, 4.62%, 9/15/2026	2.9%
United States Treasury Note, 4.37%, 11/30/2028	2.9%
United States Treasury Note, 4.25%, 3/15/2027	2.9%
United States Treasury Note, 2.75%, 2/28/2025	2.9%
United States Treasury Note, 4.13%, 9/30/2027	2.9%
United States Treasury Note, 4.25%, 2/28/2029	2.9%
United States Treasury Note, 3.50%, 9/15/2025	2.9%
United States Treasury Note, 4.00%, 2/29/2028	2.9%
United States Treasury Note, 4.00%, 1/31/2029	2.9%
United States Treasury Note, 4.00%, 7/31/2029	2.8%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note, 4.62%, 9/15/2026	2.9%
United States Treasury Note, 4.37%, 11/30/2028	2.9%
United States Treasury Note, 4.25%, 3/15/2027	2.9%
United States Treasury Note, 2.75%, 2/28/2025	2.9%
United States Treasury Note, 4.13%, 9/30/2027	2.9%
United States Treasury Note, 4.25%, 2/28/2029	2.9%
United States Treasury Note, 3.50%, 9/15/2025	2.9%
United States Treasury Note, 4.00%, 2/29/2028	2.9%
United States Treasury Note, 4.00%, 1/31/2029	2.9%
United States Treasury Note, 4.00%, 7/31/2029	2.8%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000142998 [Member]
Shareholder Report [Line Items]
Fund Name	AAM/HIMCO Short Duration Fund
Class Name	Class I
Trading Symbol	ASDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AAM/HIMCO Short Duration Fund (“Fund”) for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamlive.com/publicsite/mutual-funds-detail-himco. You can also request this information by contacting us at (888) 966-9661.
Additional Information Phone Number	(888) 966-9661
Additional Information Website	https://www.aamlive.com/publicsite/mutual-funds-detail-himco
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM/HIMCO Short Duration Fund (Class I/ASDIX)	$30	0.59%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[7]
Net Assets	$ 344,822,647
Holdings Count | Holding	243
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$344,822,647
Total number of portfolio holdings	243
Portfolio turnover rate as of the end of the reporting period	19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Corporate Bonds held by the Fund.
Top Ten Holdings
United States Treasury Note, 4.62%, 9/15/2026	2.9%
United States Treasury Note, 4.37%, 11/30/2028	2.9%
United States Treasury Note, 4.25%, 3/15/2027	2.9%
United States Treasury Note, 2.75%, 2/28/2025	2.9%
United States Treasury Note, 4.13%, 9/30/2027	2.9%
United States Treasury Note, 4.25%, 2/28/2029	2.9%
United States Treasury Note, 3.50%, 9/15/2025	2.9%
United States Treasury Note, 4.00%, 2/29/2028	2.9%
United States Treasury Note, 4.00%, 1/31/2029	2.9%
United States Treasury Note, 4.00%, 7/31/2029	2.8%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note, 4.62%, 9/15/2026	2.9%
United States Treasury Note, 4.37%, 11/30/2028	2.9%
United States Treasury Note, 4.25%, 3/15/2027	2.9%
United States Treasury Note, 2.75%, 2/28/2025	2.9%
United States Treasury Note, 4.13%, 9/30/2027	2.9%
United States Treasury Note, 4.25%, 2/28/2029	2.9%
United States Treasury Note, 3.50%, 9/15/2025	2.9%
United States Treasury Note, 4.00%, 2/29/2028	2.9%
United States Treasury Note, 4.00%, 1/31/2029	2.9%
United States Treasury Note, 4.00%, 7/31/2029	2.8%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.